Inventories - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventories
Carrying amount of inventories sold	¥ 6,915,713	¥ 6,632,530	¥ 6,178,145
Write-down/(reversal of write-down) of inventories	(44,737)	(51,074)	68,343
Cost of inventories recognized in consolidated statements of profit or loss	¥ 6,870,976	¥ 6,581,456	¥ 6,246,488